FINANCIAL AND OTHER INCOME, NET (Schedule of Financial Income (Loss), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Interest income	$ 523	$ 728	$ 815
Bank fees and other finance expenses	(15)	(23)	(60)
Gain from sales of marketable securities		383	436
Foreign currency translation adjustments	(169)	9	(46)
Financial and other income, net	$ 339	$ 1,097	$ 1,145